October 17, 2002

VIA EDGAR

The United States Securities and
   Exchange Commission
Judiciary Plaza
450 Fifth Street NW
Washington, D.C. 20549-0506


Subject: Nationwide Variable Account - 9
         Nationwide Life Insurance Company
         Post-Effective Amendment No. 3 (File No. 333-75360)
         CIK Number:  0001040376

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 and on behalf of the Nationwide Variable Account - 9 (the "Variable Account") and Nationwide Life Insurance Company, we certify that the form of the prospectus which would have been filed under paragraphs (b) and (c) under Rule 497 does not differ from the form of the Prospectus contained in Post Effective Amendment No. 3 to the Registration Statement for the Company and the Variable Account which became effective October 15, 2002.

Please contact the undersigned at (614) 249-5276 with any questions regarding this filing.

Very truly yours,



/s/LISA A. CHATTERTON
Lisa A. Chatterton
Variable Products Securities Counsel
Nationwide Life Insurance Company

cc:  file